Supplement Dated September 30, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

For the JNL Multi-Manager Alternative Fund, please delete all references to and information for Joseph F. Feeney, Jr., CFA.

For the JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL Growth ETF Allocation Fund, JNL Emerging Markets Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund, please delete all references to and information for Michael Stoll.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Alternative Fund, after the sixth paragraph, please add the following:

The Fund may invest in a variety of equity securities, including common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock. Additionally, from time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection “Equity Long/Short Strategies” for the JNL Multi-Manager Alternative Fund, please delete the second paragraph in the entirety and replace with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”) invests in long positions in stocks it identifies as being undervalued and takes short positions in stocks that it has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Boston Partners invests, both long and short, in securities principally traded in the United States markets. The strategy’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the United States markets. The strategy may also invest a portion of its assets directly in equity securities of foreign issuers. Boston Partners may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

Boston Partners seeks to construct a portfolio that has less volatility than the United States equity market generally. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Boston Partners selects securities based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

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In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bulleted paragraph please add the following:

•	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

•	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Alternative Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	April 2026	Director and Portfolio Manager, JNAM
Patrick Regan, CFA	September 2026	Portfolio Manager, Boston Partners
David Kim	June 2021	Portfolio Manager, Boston Partners
Jeffrey E. Gundlach	August 2018	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	August 2018	Deputy Chief Investment Officer, DoubleLine
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager, FPA
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager, FPA
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager, FPA
Chris Wright, CFA	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Julie Biel, CFA	March 2022	Portfolio Manager and Senior Research Analyst, KAR
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst, Lazard
Frank Bianco, CFA	April 2015	Managing Director, Portfolio Manager/Analyst, Lazard
Aziz V. Hamzaogullari, CFA	April 2018	Portfolio Manager, Loomis Sayles
Roy D. Behren	March 2016	Portfolio Manager, Westchester
Michael T. Shannon	March 2016	Portfolio Manager, Westchester

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/DoubleLine® Emerging Market Fixed Income Fund, please delete the seventh paragraph in the entirety and replace with the following:

The Fund may invest in investments denominated in any currency, but expects to invest approximately 50% of its assets in investments denominated in the U.S. dollar and approximately 50% of its assets in investments denominated in local currencies.

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In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/DoubleLine® Emerging Market Fixed Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Bill Campbell	April 2026	Portfolio Manager, DoubleLine
Mark Christensen	April 2016	Portfolio Manager, DoubleLine
Su Fei Koo	April 2016	Portfolio Manager, DoubleLine
Valerie Ho, CFA	September 2026	Portfolio Manager, DoubleLine

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection “Equity Long/Short Strategies” for the JNL Multi-Manager Alternative Fund, please delete the second paragraph in the entirety and replace with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”) invests in long positions in stocks it identifies as being undervalued and takes short positions in stocks that it has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Boston Partners invests, both long and short, in securities principally traded in the United States markets. The strategy’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the United States markets. The strategy may also invest a portion of its assets directly in equity securities of foreign issuers. Boston Partners may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

Boston Partners seeks to construct a portfolio that has less volatility than the United States equity market generally. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Boston Partners selects securities based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Boston Partners will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Boston Partners constantly monitors and adjusts as appropriate.

In the section, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet please add the following:

•	Managed portfolio risk
•	REIT investment risk

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Alternative Fund, in the disclosure for “Boston Partners Global Investors, Inc.,” after the second paragraph please add the following:

Patrick Regan, CFA, is a portfolio manager for the Boston Partners Long/Short Equity Fund. Prior to this role, he was a long/short generalist with Boston Partners specializing in fundamental research of stocks held in Boston Partners’ Long/Short Equity products. He rejoined Boston Partners after spending nearly six years with Westfield Capital, where he managed the financial sector sleeves of Westfield Capital’s small, small/mid, mid, large and all cap funds. He was also a voting member on the Westfield Investment Committee. Before that, Mr. Regan was a research analyst with Boston Partners Asset Management for ten years, where he covered numerous market sectors, including the financial, consumer, and software sectors. He began his post-graduate career at Broadview International, LLC, where he was an associate specializing in technology mergers and acquisitions. Mr. Regan holds a B.A. degree in economics from Colby College, and an M.B.A. degree from The Wharton School at the University of Pennsylvania. He holds the Chartered Financial Analyst® designation. He began his career in the investment industry in 1995.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/DoubleLine® Emerging Market Fixed Income Fund, tenth paragraph in the entirety and replace with the following:

The Fund may invest in investments denominated in any currency, but expects to invest approximately 50% of its assets in investments denominated in the U.S. dollar and approximately 50% of its assets in investments denominated in local currencies.

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In the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/DoubleLine® Emerging Market Fixed Income Fund, after the fifth paragraph please add the following:

Valerie Ho, Portfolio Manager, Global Sovereign and Emerging Markets. Ms. Ho joined DoubleLine in 2009 as an Emerging Markets Sovereign Analyst. She is now a Portfolio Manager for the DoubleLine Global Bond strategy, covering Latin America and Emerging Asia excluding China. Prior to DoubleLine, Ms. Ho was an Assistant Vice President at TCW, where her responsibilities included analyzing multi-asset fixed income and CDO investments. Prior to TCW, she worked as a Paraplanner for Ameriprise Financial. Ms. Ho holds a B.S. in Mathematics/Economics and a Specialization in Computer Programming from the University of California, Los Angeles. She is a CFA® charterholder.

This Supplement is dated September 30, 2026.

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Supplement Dated September 30, 2026

To The Statement of Additional Information Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

For the JNL Multi-Manager Alternative Fund, please delete all references to and information for Joseph F. Feeney, Jr., CFA.

For the JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL Growth ETF Allocation Fund, JNL Emerging Markets Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund, please delete all references to and information for Michael Stoll.

On pages 176-177, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Boston Partners Global Investors, Inc., please delete the first paragraph in the entirety and replace with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”) is an SEC-registered investment adviser consisting of two investment divisions: Boston Partners and Weiss, Peck & Greer. Boston Partners also has established a division called Boston Partners Private Wealth (“BPPW”) that provides a wide range of discretionary and non-discretionary wealth management services to high-net-worth individuals and other organizations in a variety of investment strategies. Boston Partners is the Co-Sub-Adviser to the JNL Multi-Manager Alternative Fund. Boston Partners maintains offices in Boston (MA), Greenbrae (CA), New York (NY), Los Angeles (CA) and London (UK). Each of the divisions that comprise the firm manages investments independently to ensure continuity of investment philosophy, process and investment teams while sharing distribution, marketing, client service, legal and compliance, and back-office support. Boston Partners believes in having compensation, work environment and other incentives in place which reflect the value Boston Partners places in its primary asset – its people.

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On page 177, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Boston Partners Global Investors, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table the entirety and replace with the following, which reflects information as of June 30, 2026:

JNL Multi-Manager Alternative Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
David Kim	Other Registered Investment Companies	2	$460 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$30 million	0	$0

Patrick Regan, CFA	Other Registered Investment Companies	1	$168 million	0	$0
	Other Pooled Vehicles	1	$105 million	1	$105 million
	Other Accounts	0	$0	0	$0

On page 178, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Boston Partners Global Investors, Inc., under “Security Ownership of Portfolio Managers,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of June 30, 2026

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
David Kim	X
Patrick Regan, CFA	X

On pages 193-194, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for DoubleLine Capital LP, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/DoubleLine® Emerging Markets Fixed Income Fund in the entirety and replace with the following, which reflects information as of June 30, 2026:

JNL/DoubleLine® Emerging Markets Fixed Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Mark Christensen	Other Registered Investment Companies	5	$1.18 billion	0	0
	Other Pooled Vehicles	0	0	0	0
	Other Accounts	1	$806.9 million	1	$806.9 million

Su Fei Koo	Other Registered Investment Companies	5	$1.18 billion	0	0
	Other Pooled Vehicles	0	0	0	0
	Other Accounts	1	$806.9 million	1	$806.9 million

Bill Campbell	Other Registered Investment Companies	10	$10.93 billion	0	0
	Other Pooled Vehicles	1	$102.1 million	1	$102.1 million
	Other Accounts	5	$1.66 billion	1	$806.9 million

Valerie Ho, CFA	Other Registered Investment Companies	2	$767.8 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

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On page 196, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for DoubleLine Capital LP, under “Security Ownership of Portfolio Managers,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/DoubleLine® Emerging Markets Fixed Income Fund as of June 30, 2026

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mark Christensen	X
Su Fei Koo	X
Bill Campbell	X
Valerie Ho, CFA	X

On pages 341-342, in the section, “Description of Shares; Voting Rights; Shareholder Inquiries,” under “Voting Rights,” please delete the third paragraph in the entirety and replace with the following:

Because shares in the Trust are sold only to Jackson National, to certain non-qualified retirement plans and to regulated investment companies, Jackson National and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National generally will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson National through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as “echo” voting. As described above, pursuant to Section 12 of the 1940 Act, when a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security. The Amended and Restated Bylaws provide that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting. As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

This Supplement is dated September 30, 2026.

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